RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Anticipations / Negative balance	R$ 2,420,165	R$ 1,874,475
Noncurrent assets:
Income tax and social contribution		471,568
IRPJ and CSLL
Current assets:
Anticipations / Negative balance	2,420,165	1,874,475
Noncurrent assets:
Negative balance		471,568
Deferred	553,409	1,010,810
Income tax and social contribution	553,409	1,482,378
Noncurrent liabilities:
Deferred	R$ 8,315,386	R$ 8,901,931